Property, Plant and Equipment - Self Constructed PP&E and Commitments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Property, plant and equipment (note 10)	€ 2,547,497	€ 2,324,107	€ 2,159,545
Self-constructed property, plant and equipment
Property, Plant and Equipment
Property, plant and equipment (note 10)	€ 87,885	€ 85,691